Net Income (Loss) Per Ordinary Share (Details) - Schedule of Weighted-Average Shares of Securities - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Options [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,178,735	12,315,780	11,069,975	13,097,348
Restricted Stock Units [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,434,974	6,486,973	7,582,055	5,050,085
Private Warrants [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Weighted-Average Shares of Securities [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,006,250	1,006,250	1,006,250	1,006,250